Leases (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total					$ 436,730	$ 919,627
Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating Lease, Cost	$ 97,721	$ 120,071	$ 292,867	$ 359,246
Visconti Holdings L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
2025					437,580
Less imputed interest					(850)
Total					$ 436,730
Weighted average discount rate					0.36%
Weighted average remaining lease term (years)					1 year 11 months 1 day
Visconti Holdings L L C [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Less imputed interest	(68)		(68)
Total	$ 109,328		$ 109,328
Weighted average discount rate	0.36%		0.36%
Weighted average remaining lease term (years)	3 months		3 months